Segment Financial Information - Supplemental Geographic Information (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Percentage of service income from domestic sales	99.00%	97.00%	80.00%